Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitments and Contingencies
Financing liability	$ 640	$ 925
Loss contingency, estimate of possible loss	1,500	1,200
Penn | Penn License Agreement
Commitments and Contingencies
Annual payments to be made	25
Additional milestone payments for first CAR-M product	1,700
Penn | Penn License Agreement | Maximum
Commitments and Contingencies
Milestone payments	10,900
Additional milestone payments	30,000
Accounts Payable
Commitments and Contingencies
Loss contingency, estimate of possible loss	1,000
Accrued Expenses
Commitments and Contingencies
Loss contingency, estimate of possible loss	500
Laboratory Equipment
Commitments and Contingencies
Financing liability	$ 1,700	$ 1,400